Income Taxes - Schedule of Provision for (Benefit from) Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax expense (benefit)
Federal					$ (70)	$ (70)
State					542	1,277
Foreign					31	24
Total current income tax provision					503	1,231
Deferred income tax provision (benefit):
Federal					37,873	11,429	(24,074)
State					1,106	768	(5,167)
Total deferred income tax provision (benefit)			31,930	58,273	38,979	12,197	(29,241)
Total income tax provision (benefit)	$ 64,390	$ 62,297	$ 31,930	$ 58,273	$ 39,482	$ 13,428	$ (29,241)